Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Summary of Right-of-Use-Assets
Precision recognizes
right-of-use
assets primarily from its leases of real estate and vehicles and equipment.

	Real Estate	Vehicles and Equipment	Total
Balance, December 31, 2020	$43,689	$11,479	$55,168
Additions	514	3,029	3,543
Derecognition	—	(480)	(480)
Depreciation	(3,566)	(3,009)	(6,575)
Effect of foreign currency exchange differences	(174)	(42)	(216)
Balance, December 31, 2021	$40,463	$10,977	$51,440
Additions	1,662	5,410	7,072
Acquired	6,990	—	6,990
Depreciation	(3,730)	(3,535)	(7,265)
Lease remeasurements	(372)	189	(183)
Effect of foreign currency exchange differences	1,483	495	1,978
Balance, December 31, 2022	$46,496	$13,536	$60,032

Expected Non-cancellable Undiscounted Operating Lease Payments	Expected
non-cancellable
undiscounted operating lease payments are as follows:

	2022	2021
Less than one year	$10,985	$10,782
One to five years	28,977	29,327
More than five years	8,628	2,391

	$48,590	$42,500

Summary of Maturity Analysis of Lease Payments
The following table sets out a maturity analysis of lease payments, showing the undiscounted lease payments to be received subsequent to December 31, 2022.

Less than one year	$481,848
One t o five years	746,480
More than five years	37,642
$1,265,970